Parent Company Financial Data - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net Income	$ 2,007	$ 1,679	$ 954
Adjustments to reconcile net income to net cash used by operating activities:
(Increase) decrease in other assets	(1,201)	(663)	(810)
Increase (decrease) in other liabilities	899	349	424
Net cash provided (used) by operating activities	154	3,201	9,207
Cash flows from financing activities
Repurchase of common stock, net	(429)	(1,401)	(169)
Repayment of series A preferred stock			(10,500)
Increase in unearned ESOP compensation			(208)
Cash paid for fractional shares	(5)	(4)
Net cash provided (used) by financing activities	11,503	(1,529)	(27,015)
Increase (decrease) in cash and cash equivalents	18,142	(21,603)	(9,334)
Cash and cash equivalents at beginning of year	50,791	72,394	81,728
Cash and cash equivalents at end of year	68,933	50,791	72,394
Consolidated [Member]
Cash flows from operating activities
Net Income	2,007	1,679	954
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed (earnings) loss of subsidiaries	(2,760)	(1,456)	1,053
(Increase) decrease in other assets	(228)	136	2,298
Increase (decrease) in other liabilities	14	78	(305)
Net cash provided (used) by operating activities	(967)	437	4,000
Cash flows from financing activities
Net decrease in master notes	(278)	(324)	(1,453)
Net increase in short-term debt	1,350	1,000
Net repayments of issuance of junior subordinated debentures		(1,593)
Repurchase of common stock, net	(429)	(1,401)	(169)
Preferred stock redeemed by from bank subsidiary			7,800
Increase in unearned ESOP compensation			(114)
Dividends on preferred stock			(225)
Cash paid for fractional shares	(5)	(4)
Net cash provided (used) by financing activities	638	(2,322)	(4,661)
Increase (decrease) in cash and cash equivalents	(329)	(1,885)	(661)
Cash and cash equivalents at beginning of year	3,971	5,856	6,517
Cash and cash equivalents at end of year	$ 3,642	$ 3,971	5,856
Consolidated [Member] | Preferred Stock Series A [Member]
Cash flows from financing activities
Repayment of series A preferred stock			$ (10,500)